Allianz AGIC Pacific Rim Fund (Second Prospectus Summary) | Allianz AGIC Pacific Rim Fund
Allianz AGIC Pacific Rim Fund
Investment Objective
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least

$50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the "Classes of Shares" section beginning on page 133 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz AGIC Pacific Rim Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class B	none	5.00%	[1]
Class C	none	1.00%	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz AGIC Pacific Rim Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Class A	1.40%	0.25%	0.01%	1.66%	(0.05%)	[1]	1.61%	[1]
Class B	1.40%	1.00%	0.01%	2.41%	(0.05%)	[1]	2.36%	[1]
Class C	1.40%	1.00%	0.01%	2.41%	(0.05%)	[1]	2.36%	[1]
[1]	Effective November 1, 2011, AGIFM has voluntarily agreed to observe, through October 31, 2012, an irrevocable waiver of a portion of its advisory fees (together with administrative fees paid to AGIFM, a component of "Management Fees"), which reduces the 0.90% contractual fee rate by 0.05% to 0.85%.

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. The Examples also assume conversion of

Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz AGIC Pacific Rim Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	705	1,040	1,398	2,403
Class B	739	1,047	1,481	2,470
Class C	339	747	1,281	2,743

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz AGIC Pacific Rim Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	705	1,040	1,398	2,403
Class B	239	747	1,281	2,470
Class C	239	747	1,281	2,743

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2011 was 86%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account.

These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies that are tied

economically to countries within the Pacific Rim by satisfying at least one of the following criteria: (i) they derive 50% or more of their total revenue from goods produced, sales made or services provided in one or more Pacific Rim countries; (ii) they are organized under the laws of a Pacific Rim country; (iii) they maintain 50% or more of their assets in one or more Pacific Rim countries; or (iv) the principal trading market for their

securities is in a Pacific Rim country. Many of the countries in which the Fund invests are countries with emerging securities markets, which are markets that the portfolio manager believes are less sophisticated than more developed markets in terms of

participation by investors, analyst coverage, liquidity and

regulation. The Fund intends to invest in securities of issuers located in at least three Pacific Rim countries, though it may emphasize issuers located in any one Pacific Rim country when the portfolio manager believes there is potential for above-average growth of capital. In addition to equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in initial public offerings (IPOs), and the

Fund may utilize foreign currency exchange contracts, options,

stock index futures contracts and other derivative instruments.

Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and

techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer

Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk

(Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid,

less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging

Markets Risk, Currency Risk). Other principal risks include: Credit

Risk (an issuer or counterparty may default on obligations);

Derivatives Risk (derivative instruments are complex, have

different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer

information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower

investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance

Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B and

Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the

Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class,

performance information shown for such class may be based on the performance of an older class of shares that dates back to the

Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a

reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the

performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund.

These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under

"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit

www.allianzinvestors.com for more current performance information.

The bar chart and the information to its right show performance of the Fund's

Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B and Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares.

Calendar Year Total Returns - Class A

More Recent Return Information

1/1/11-9/30/11   -17.78%

Highest and Lowest Quarter Returns

(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    18.86%

Lowest 07/01/2008-09/30/2008    -19.77%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.

After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz AGIC Pacific Rim Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A - Before Taxes	5.08%	1.76%	7.02%	9.46%	Dec. 31, 1997
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	4.87%	0.71%	6.35%	6.65%	Dec. 31, 1997
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	3.30%	1.18%	5.97%	6.62%	Dec. 31, 1997
Class B	Class B - Before Taxes	5.44%	1.83%	7.03%	9.47%	Dec. 31, 1997
Class C	Class C - Before Taxes	9.43%	2.14%	6.81%	9.11%	Dec. 31, 1997
MSCI Pacific Index	MSCI Pacific Index	15.92%	1.58%	3.99%	4.50%	Dec. 31, 1997
Lipper Pacific Region Funds Average	Lipper Pacific Region Funds Average	16.87%	4.94%	8.17%	7.99%	Dec. 31, 1997